UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

FORM N-Q

MARCH 31, 2017

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	March 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.4%
CONSUMER DISCRETIONARY - 11.8%
Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	44,660	$5,788,383

Household Durables - 0.3%
Toll Brothers Inc.	71,338	2,576,015	*

Media - 6.3%
Comcast Corp., Class A Shares	972,388	36,552,065
Walt Disney Co.	177,500	20,126,725

Total Media		56,678,790

Specialty Retail - 4.6%
Home Depot Inc.	195,959	28,772,660
TJX Cos. Inc.	166,220	13,144,677

Total Specialty Retail		41,917,337

TOTAL CONSUMER DISCRETIONARY		106,960,525

CONSUMER STAPLES - 8.4%
Beverages - 2.1%
Coca-Cola Co.	219,486	9,314,986
PepsiCo Inc.	87,561	9,794,573

Total Beverages		19,109,559

Food & Staples Retailing - 2.7%
CVS Health Corp.	158,632	12,452,612
Wal-Mart Stores Inc.	163,238	11,766,195

Total Food & Staples Retailing		24,218,807

Food Products - 1.3%
General Mills Inc.	49,089	2,896,742
Kraft Heinz Co.	47,065	4,273,973
Mondelez International Inc., Class A Shares	103,279	4,449,259

Total Food Products		11,619,974

Household Products - 2.3%
Kimberly-Clark Corp.	72,789	9,581,216
Procter & Gamble Co.	124,079	11,148,498

Total Household Products		20,729,714

TOTAL CONSUMER STAPLES		75,678,054

ENERGY - 5.5%
Energy Equipment & Services - 0.9%
Schlumberger Ltd.	99,545	7,774,464

Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	124,950	7,746,900
Chevron Corp.	97,674	10,487,258
Exxon Mobil Corp.	228,383	18,729,690
Occidental Petroleum Corp.	44,062	2,791,768
Pioneer Natural Resources Co.	9,962	1,855,223

Total Oil, Gas & Consumable Fuels		41,610,839

TOTAL ENERGY		49,385,303

FINANCIALS - 14.2%
Banks - 7.1%
Bank of America Corp.	284,826	6,719,045
Citigroup Inc.	112,878	6,752,362
JPMorgan Chase & Co.	305,709	26,853,478
PNC Financial Services Group Inc.	25,040	3,010,810
U.S. Bancorp	184,308	9,491,862
Wells Fargo & Co.	214,877	11,960,054

Total Banks		64,787,611

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	SHARES	VALUE
Capital Markets - 0.4%
Bank of New York Mellon Corp.	84,837	$4,006,852

Consumer Finance - 1.2%
Synchrony Financial	317,478	10,889,495

Diversified Financial Services - 2.8%
Berkshire Hathaway Inc., Class A Shares	100	24,985,000	*

Insurance - 2.7%
MetLife Inc.	84,847	4,481,619
Travelers Cos. Inc.	163,424	19,699,129

Total Insurance		24,180,748

TOTAL FINANCIALS		128,849,706

HEALTH CARE - 15.1%
Biotechnology - 1.9%
Amgen Inc.	60,580	9,939,361
BioMarin Pharmaceutical Inc.	15,922	1,397,633	*
Celgene Corp.	30,617	3,809,673	*
Regeneron Pharmaceuticals Inc.	5,724	2,218,107	*

Total Biotechnology		17,364,774

Health Care Equipment & Supplies - 1.6%
Becton, Dickinson & Co.	30,150	5,530,716
Medtronic PLC	113,407	9,136,068

Total Health Care Equipment & Supplies		14,666,784

Health Care Providers & Services - 3.5%
Aetna Inc.	73,357	9,356,686
UnitedHealth Group Inc.	132,534	21,736,901

Total Health Care Providers & Services		31,093,587

Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific Inc.	58,971	9,057,946

Pharmaceuticals - 7.1%
Bristol-Myers Squibb Co.	132,794	7,221,338
Johnson & Johnson	179,978	22,416,260
Merck & Co. Inc.	283,261	17,998,404
Pfizer Inc.	344,376	11,781,103
Roche Holding AG, ADR	153,349	4,911,768

Total Pharmaceuticals		64,328,873

TOTAL HEALTH CARE		136,511,964

INDUSTRIALS - 8.9%
Aerospace & Defense - 2.4%
Raytheon Co.	97,445	14,860,363
United Technologies Corp.	60,467	6,785,002

Total Aerospace & Defense		21,645,365

Air Freight & Logistics - 1.3%
United Parcel Service Inc., Class B Shares	111,795	11,995,604

Commercial Services & Supplies - 1.0%
Waste Management Inc.	121,634	8,869,551

Industrial Conglomerates - 4.2%
3M Co.	58,885	11,266,467
General Electric Co.	363,347	10,827,740
Honeywell International Inc.	128,910	16,096,992

Total Industrial Conglomerates		38,191,199

TOTAL INDUSTRIALS		80,701,719

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 1.0%
Cisco Systems Inc.	281,225	$9,505,405

Internet Software & Services - 4.6%
Alphabet Inc., Class A Shares	15,569	13,199,398	*
Alphabet Inc., Class C Shares	17,044	14,139,021	*
Facebook Inc., Class A Shares	100,131	14,223,609	*

Total Internet Software & Services		41,562,028

IT Services - 4.0%
Automatic Data Processing Inc.	131,783	13,493,261
International Business Machines Corp.	44,758	7,794,158
Visa Inc., Class A Shares	167,866	14,918,252

Total IT Services		36,205,671

Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	119,640	4,315,415
Texas Instruments Inc.	65,763	5,297,867

Total Semiconductors & Semiconductor Equipment		9,613,282

Software - 7.8%
Adobe Systems Inc.	94,909	12,350,508	*
Microsoft Corp.	587,827	38,714,286
Oracle Corp.	205,565	9,170,255
Red Hat Inc.	66,148	5,721,802	*
SAP SE, ADR	52,200	5,124,474

Total Software		71,081,325

Technology Hardware, Storage & Peripherals - 3.3%
Apple Inc.	206,652	29,687,626

TOTAL INFORMATION TECHNOLOGY		197,655,337

MATERIALS - 4.3%
Chemicals - 4.3%
E.I. du Pont de Nemours & Co.	89,121	7,159,090
Ecolab Inc.	75,214	9,427,323
PPG Industries Inc.	212,371	22,315,944

TOTAL MATERIALS		38,902,357

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	89,595	10,889,376

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T Inc.	341,332	14,182,344
Verizon Communications Inc.	155,897	7,599,979

TOTAL TELECOMMUNICATION SERVICES		21,782,323

UTILITIES - 0.8%
Electric Utilities - 0.2%
NextEra Energy Inc.	17,050	2,188,709

Multi-Utilities - 0.6%
Ameren Corp.	50,890	2,778,085
Sempra Energy	23,020	2,543,710

Total Multi-Utilities		5,321,795

TOTAL UTILITIES		7,510,504

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $386,202,674)		854,827,168

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 5.6%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $51,018,523)	0.555%	51,018,523	$51,018,523

TOTAL INVESTMENTS - 100.0% (Cost - $437,221,197#)			905,845,691
Other Assets in Excess of Liabilities - 0.0%			268,109

TOTAL NET ASSETS - 100.0%			$906,113,800

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$854,827,168	—	—	$854,827,168

Short-Term Investments†	51,018,523	—	—	51,018,523

Total Investments	$905,845,691	—	—	$905,845,691

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$470,274,907
Gross unrealized depreciation	(1,650,413)

Net unrealized appreciation	$468,624,494

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017